Loss per share - Components of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net loss attributed to shareholders	$ (78,999)	$ (62,493)	$ (78,981)
Weighted average number of shares in issue, basic (in shares)	67,539,835	66,062,205	64,750,886
Weighted average number of shares in issue, diluted (in shares)	67,539,835	66,062,205	64,750,886
Basic loss per share (in dollars per share)	$ (1.17)	$ (0.95)	$ (1.22)
Diluted loss per share (in dollars per share)	$ (1.17)	$ (0.95)	$ (1.22)